Exhibit 1

Arbor Realty Commercial Real Estate Notes 2020-FL1, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2020-FL1, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

13 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2020-FL1, Ltd. c/o MaplesFS Limited PO Box 1093, Boundary Hall, Cricket Square Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553

J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179

Re: Arbor Realty Commercial Real Estate Notes 2020-FL1, Ltd. (the “Issuer)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to the Mortgage Assets (as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Collateral Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Assets, which contain various source documents (the “Source Documents”) relating to the Mortgage Assets and Mortgaged Properties (as defined in Attachment A),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Assets (the “Multiple Property Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Collateral Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Collateral Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Collateral Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Assets,
iii.	Whether the originator(s) of the Mortgage Assets complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 February 2020

Attachment A Page 1 of 22

Background

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, indicated that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of 31 commercial mortgage loans (the “Mortgage Assets”),
b.	The Mortgage Assets consist of:
i.	28 mortgage loans (the “Mortgage Loans”), each of which has the “Loan Closed (Y/N)” characteristic as “Y,” as shown on the Data Files, that the Collateral Manager, on behalf of the Issuer, indicated had closed on or prior to 5 February 2020 and
ii.	Three mortgage loans (the “Identified Mortgage Loans”), which have the “Loan Closed (Y/N)” characteristic as “N,” as shown on the Data Files, that the Collateral Manager, on behalf of the Issuer, indicated had not closed as of 5 February 2020,
c.	The Mortgage Assets are each secured by a floating rate first-lien mortgage on one or more multifamily, office, manufactured housing, healthcare or hospitality properties (each, a “Mortgaged Property”),
d.	With respect to any Mortgage Asset that does not have the “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” characteristic as “NAP,” as shown on the Data Files, there exists an amount (each, a “Non-Interest Accruing Amount”) corresponding to such Mortgage Asset that was not accruing interest as of the date described in Note 9 of Exhibit 2 to Attachment A,
e.	With respect to any Mortgage Asset that does not have the “Non-Trust Senior Participation Amount(s)” characteristic as “NAP,” as shown on the Data Files, there exists one or more pari-passu participation interests (each, a “Non-Trust Senior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
f.	With respect to any Mortgage Asset that does not have the “Non-Trust Junior Participation Amount(s)” characteristic as “NAP,” as shown on the Data Files, there exists one or more junior participation interests (each, a “Non-Trust Junior Participation”) that will not be assets of the Issuer as of the settlement date of the securitization transaction,
g.	Each Mortgage Asset, together with the corresponding Non-Interest Accruing Amount and Non-Trust Senior Participation(s), if any, is hereinafter referred to as the “Total Senior Participation” and
h.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

For the avoidance of doubt, unless otherwise stated:

a.	All references and recalculations related to the Mortgage Assets, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of 1 February 2020 (the “Reference Date”) that are described in this report do not include any Non-Interest Accruing Amount and
b.	All references and recalculations related to the Mortgage Assets, Mortgage Loans, Total Senior Participations and Whole Loans, as applicable, as of the maturity date or the fully funded amount of the Mortgage Loans, Total Senior Participations and Whole Loans include the corresponding Non-Interest Accruing Amount, if any.

Attachment A Page 2 of 22

Background (continued)

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to perform no procedures on the Identified Mortgage Loans other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 16 to Exhibit 2 to Attachment A. For the avoidance of doubt, we performed the procedures other than the procedures described in Items 1. through 3. of this Attachment A only on the Mortgage Loans and we performed no procedures on the Identified Mortgage Loans other than certain procedures described in Items 1. through 3. of this Attachment A and in Note 16 to Exhibit 2 to Attachment A.

Procedures performed and our associated findings

1.	The Collateral Manager, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the fourth paragraph of this Item.

For each Identified Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property, Third Party and Underwriting Information” section (the “Mortgaged Property, Third Party and Underwriting Information Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Collateral Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item. For the avoidance of doubt, we did not perform any procedures with respect to any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for the Identified Mortgage Loans.

Attachment A Page 3 of 22

1. (continued)

The Source Document(s) that we were instructed by the Collateral Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

The Collateral Manager, on behalf of the Issuer, provided us with certain draft Source Documents related to certain Mortgage Loans. For the avoidance of doubt, for the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, instructed us to treat all draft Source Documents as fully executed Source Documents.

2.	As instructed by the Collateral Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Collateral Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Collateral Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the “Data Files”) that the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Mortgage Assets, Mortgage Loans, Total Senior Participations, Whole Loans and Mortgaged Properties as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Mortgaged Property, Third Party and Underwriting Information Compared Characteristic for the Identified Mortgage Loans, and each Compared Characteristic for the Mortgage Loans, listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan (except for any Mortgage Loans described in the succeeding paragraph of this Item), as shown on the Final Data File, we recalculated the “Seasoning” of each such Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 22

4. (continued)

For any Mortgage Loan with the “First Payment Date” as a date after the Reference Date, as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “0” for the “Seasoning” characteristic.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Extension) and
ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the characteristics listed in i. and ii. above, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date” or “Fully Extended Maturity Date,” as applicable) and not the number of full interest accrual periods.

7.	Using the:
a.	Seasoning,
b.	Asset Term (Without Extension) and
c.	Fully Extended Asset Term

of each Mortgage Loan, as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Extension) and
ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	For each Mortgage Loan (except for the Mortgage Loan identified on the Final Data File as “Memphis Portfolio” (the “Memphis Portfolio Mortgage Loan”), which is described in the succeeding paragraph of this Item), all of which have the “Amort Type” characteristic as “Interest Only,” as shown on the Final Data File (each, an “Interest Only Mortgage Loan”), the Collateral Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Extension)” of each Interest Only Mortgage Loan, as shown on the Final Data File, for the “Original IO Period without Extension” characteristic.

Attachment A Page 5 of 22

8. (continued)

With respect to the Memphis Portfolio Mortgage Loan, which has the “Amort Type” characteristic as “Amortizing” and for which the loan agreement Source Document indicates that the borrower is required to make monthly principal payments commencing on the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “0” for the “Original IO Period without Extension” characteristic.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Interest Only Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic.

For the Memphis Portfolio Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “120” for the “Original Amortization Term.”

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Floating Spread and
b.	LIBOR Floor

of each Mortgage Loan, as shown on the Final Data File, and a LIBOR assumption of 1.66188% that was provided by the Collateral Manager, on behalf of the Issuer, we recalculated the “Mortgage Loan Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For certain Mortgage Loans, the loan agreement Source Document contains language referring to additional interest amounts due on the unpaid principal amount of the Mortgage Loan with respect to regulations of the Federal Reserve System related to eurocurrency liabilities, if applicable. For the avoidance of doubt, the Collateral Manager, on behalf of the Issuer, instructed us to disregard any reference to the aforementioned language in the loan agreement Source Document, as applicable, for the purpose of recalculating the “Mortgage Loan Interest Rate.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 22

11.	Using the:
a.	Original IO Period without Extension and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining IO Period without Extension” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	For each Interest Only Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic.

For the Memphis Portfolio Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Remaining Amortization Term” using the:

a.	Original IO Period without Extension,
b.	Original Amortization Term and
c.	Seasoning

all as shown on the Final Data File.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For each Interest Only Mortgage Loan (except for the Mortgage Loan identified on the Final Data File as “Alta Vista” (the “Alta Vista Mortgage Loan”), which is described in the succeeding paragraph of this Item) all of which have the “Remaining IO Period without Extension” value as greater than “0” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Recalculate the principal balance of each Whole Loan and, with respect to each Multiple Property Loan, each Underlying Property, as of the Reference Date (the “Whole Loan Reference Date Balance”) as the sum of the:
i.	Whole Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Difference between the:
(a)	Whole Loan Non-Interest Accruing Amount As of Origination and
(b)	Whole Loan Non-Interest Accruing Amount as of Reference Date,

as applicable, as shown on the Final Data File (such difference, the “Whole Loan Non-Interest Accruing Amount Disbursed as of the Reference Date”),

b.	Recalculate the principal balance of each Mortgage Loan and, with respect to each Multiple Property Loan, each Underlying Property, as of the Reference Date (the “Mortgage Loan Reference Date Balance”) as the sum of the:
i.	Mortgage Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Difference between the:
(a)	Mortgage Loan Non-Interest Accruing Amount As of Origination and
(b)	Mortgage Loan Non-Interest Accruing Amount as of Reference Date,

as applicable, as shown on the Final Data File, and

Attachment A Page 7 of 22

13. (continued)

c.	Recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property as of the Reference Date (the “Total Senior Participation Reference Date Balance”) as the sum of the:
i.	Total Senior Participation Original Funded Balance and
ii.	Pro-rata portion of the “Whole Loan Non-Interest Accruing Amount Disbursed as of the Reference Date,” as calculated above, based on the ratio of the of the Total Senior Participation Original Funded Balance to the Whole Loan Original Funded Balance,

as applicable, all as shown on the Final Data File.

With respect to the Alta Vista Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “$16,500,000.00,” “$16,500,000.00” and “$16,500,000.00” for the “Whole Loan Reference Date Balance,” “Mortgage Loan Reference Date Balance” and “Total Senior Participation Reference Date Balance” characteristics, respectively.

With respect to the Memphis Portfolio Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Maturity Date,” both as shown on the Final Data File, and
b.	The borrower is required to make monthly principal payments of $9,416.67 on each payment date with respect to the corresponding Whole Loan (the “Memphis Portfolio Whole Loan”) commencing on the “First Payment Date” through but excluding the “Maturity Date,” both as shown on the Final Data File (each such monthly principal payment, a “Memphis Portfolio Whole Loan Monthly Principal Amount,” and the total of all “Memphis Portfolio Whole Loan Monthly Principal Amounts,” the “Memphis Portfolio Whole Loan Amortization Amount”).

For the Memphis Portfolio Whole Loan and Memphis Portfolio Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the “Whole Loan Reference Date Balance” of the Memphis Portfolio Whole Loan as the difference between the:
i.	Whole Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Total of all “Memphis Portfolio Whole Loan Monthly Principal Amounts,” if any, commencing on and including the “First Payment Date,” as shown on the Final Data File, through and including the Reference Date (such total amount, the “Memphis Portfolio Whole Loan Amortization Amount as of the Reference Date”),

Attachment A Page 8 of 22

13. (continued)

b.	Recalculate the “Mortgage Loan Reference Date Balance” of the Memphis Portfolio Mortgage Loan as the difference between the:
i.	Mortgage Loan Original Funded Balance, as shown on the Final Data File, and
ii.	Product of the:
(a)	Quotient of the:
(1.)	Mortgage Loan Original Funded Balance and
(2.)	Whole Loan Original Funded Balance,

both as shown on the Final Data File, and

(b)	Memphis Portfolio Whole Loan Amortization Amount as of the Reference Date and
c.	Recalculate the “Total Senior Participation Reference Date Balance” of the corresponding Total Senior Participation as the difference between the:
i.	Total Senior Participation Original Funded Balance, as shown on the Final Data File, and
ii.	Product of the:
(a)	Quotient of the:
(1.)	Total Senior Participation Original Funded Balance and
(2.)	Whole Loan Original Funded Balance,

both as shown on the Final Data File, and

(b)	Memphis Portfolio Whole Loan Amortization Amount as of the Reference Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	For each Interest Only Mortgage Loan, all of which have the “Remaining IO Period without Extension” value as greater than “0” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use the “Whole Loan Fully Funded Balance” for each Whole Loan and, with respect to each Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the “Maturity Date” (the “Whole Loan Maturity Date Balance”) and
b.	Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan and, with respect to each Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” (the “Mortgage Loan Maturity Date Balance”).

Attachment A Page 9 of 22

14. (continued)

For the Memphis Portfolio Whole Loan and Memphis Portfolio Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the “Whole Loan Maturity Date Balance” of the Memphis Portfolio Whole Loan as the difference between the:
i.	Whole Loan Fully Funded Balance, as shown on the Final Data File, and
ii.	Memphis Portfolio Whole Loan Amortization Amount and
b.	Recalculate the “Mortgage Loan Maturity Date Balance” of the Memphis Portfolio Mortgage Loan as the difference between the:
i.	Mortgage Loan Fully Funded Balance, as shown on the Final Data File, and
ii.	Product of the:
(a)	Quotient of the:
(1.)	Mortgage Loan Fully Funded Balance and
(2.)	Whole Loan Fully Funded Balance,

both as shown on the Final Data File, and

(b)	Memphis Portfolio Whole Loan Amortization Amount.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	For each Interest Only Mortgage Loan (except for the Alta Vista Mortgage Loan), the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the principal balance of each Total Senior Participation and, with respect to each Multiple Property Loan, each Underlying Property, as of the “Maturity Date” (the “Total Senior Participation Maturity Date Balance”) as the sum of the:
a.	Total Senior Participation Original Funded Balance and
b.	The pro-rata portion of the Whole Loan Non-Interest Accruing Amount As of Origination based on the ratio of the of the Total Senior Participation Original Funded Balance to the Whole Loan Original Funded Balance,

as applicable, all as shown on the Final Data File.

With respect to the Alta Vista Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use “$16,500,000.00” for the “Total Senior Participation Maturity Date Balance” characteristic.

Attachment A Page 10 of 22

15. (continued)

For the Memphis Portfolio Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Maturity Date Balance” of the corresponding Total Senior Participation as the difference between the:

a.	Total Senior Participation Original Funded Balance, as shown on the Final Data File, and
b.	Product of the:
i.	Quotient of the:
(a)	Total Senior Participation Original Funded Balance and
(b)	Whole Loan Fully Funded Balance,

both as shown on the Final Data File, and

ii.	Memphis Portfolio Whole Loan Amortization Amount.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Loan Reference Date Balance,
b.	Total Senior Participation Reference Date Balance,
c.	Whole Loan Reference Date Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor and
g.	Interest Accrual Method,

as shown on the Final Data File, a LIBOR assumption of 1.66188% that was provided by the Collateral Manager, on behalf of the Issuer, and the calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item, we recalculated the:

i.	Mortgage Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service

of each Mortgage Loan, Total Senior Participation and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 22

16. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Monthly Debt Service” of each Mortgage Loan (except for the Memphis Portfolio Mortgage Loan, which is described in a succeeding paragraph of this Item) as the product of the:

a.	Mortgage Loan Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Floating Spread, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 1.66188% that was provided by the Collateral Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan (except for the Memphis Portfolio Mortgage Loan, which is described in a succeeding paragraph of this Item) as 12 times the corresponding “Mortgage Monthly Debt Service.”

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Whole Loan (except for the Memphis Portfolio Whole Loan, which is described in a succeeding paragraph of this Item) as the product of the:

a.	Whole Loan Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Whole Loan Floating Spread, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 1.66188% that was provided by the Collateral Manager, on behalf of the Issuer,
c.	1/12 and
d.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of each Whole Loan (except for the Memphis Portfolio Whole Loan, which is described in a succeeding paragraph of this Item) as 12 times the corresponding “Whole Loan Monthly Debt Service.”

Attachment A Page 12 of 22

16. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Total Senior Participation (except for the Total Senior Participations related to the Memphis Portfolio Mortgage Loan and the Mortgage Loan identified on the Final Data File as “JC Multifamily Portfolio” (the “JC Multifamily Portfolio Mortgage Loan”), which are described in succeeding paragraphs of this Item) as the product of the:

a.	Total Senior Participation Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Floating Spread, as shown on the Final Data File, and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 1.66188% that was provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Current Annual Debt Service” of the Memphis Portfolio Whole Loan as the sum of the:

a.       Memphis Portfolio Whole Loan Monthly Principal Amount times 12 and

b.	Scheduled interest due for the 12 month period beginning with the earlier of the “First Payment Date,” as shown on the Final Data File, or first payment due date following the Reference Date,

as described in the applicable Source Document(s).

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of the Memphis Portfolio Whole Loan as the “Whole Loan Current Annual Debt Service” divided by 12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Current Annual Debt Service” of the Memphis Portfolio Mortgage Loan as the product of the:

a.       Whole Loan Current Annual Debt Service and

b.       Quotient of the:

i.       Mortgage Loan Original Funded Balance and

ii.       Whole Loan Original Funded Balance,

all as shown on the Final Data File.

Attachment A Page 13 of 22

16. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Monthly Debt Service” of the Memphis Portfolio Mortgage Loan as the “Mortgage Loan Current Annual Debt Service” divided by 12.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of the Memphis Portfolio Mortgage Loan as the product of the:

a.	Whole Loan Current Annual Debt Service and
b.	Quotient of the:
i.	Total Senior Participation Original Funded Balance and
ii.	Whole Loan Original Funded Balance,

all as shown on the Final Data File.

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of the JC Multifamily Portfolio Mortgage Loan as the product of the:

a.	Total Senior Participation Reference Date Balance, as shown on the Final Data File,
b.	Sum of the:
i.	Weighted average floating spread of each senior participation, as shown on the applicable Source Document(s), and
ii.	Greater of the:
(a)	LIBOR Floor, as shown on the Final Data File, and
(b)	LIBOR assumption of 1.66188% that was provided by the Collateral Manager, on behalf of the Issuer, and
c.	365/360.

The Collateral Manager, on behalf of the Issuer, instructed us to ignore any provisions contained in the corresponding Source Document(s) for additional interest amounts due on the unpaid principal amount of each Mortgage Loan with respect to regulations of the Federal Reserve System related to eurocurrency liabilities, if applicable, that may be due from the borrower on each Payment Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

17.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant,

as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Attachment A Page 14 of 22

17. (continued)

Using the product of the:

a.	Whole Loan Maturity Date Balance and
b.	Exit Constant,

as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Whole Loan.

Using the product of the:

a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant,

as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Total Senior Participation.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the quotient of the:
a.	Difference between the:
i.	Total Senior Participation Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Reference Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Difference between the:
i.	Whole Loan Reference Date Balance and
ii.	Current Renovation Reserves Balance,

as applicable, and

b.	As Is Appraisal Value,

as shown on the Final Data File, we recalculated the “Whole Loan As Is Reference Date LTV” of each Whole Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan As Is Reference Date LTV and
b.	Whole Loan As Is Reference Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan As Is Reference Date LTV and
ii.	Whole Loan As Is Reference Date LTV,

respectively, of each related Underlying Property.

Attachment A Page 15 of 22

19.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Mortgage Loan (except for the Mortgage Loans described in the third paragraph of this Item), as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV” of each Mortgage Loan.

Using the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value

of each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the fourth paragraph of this Item), as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV” of each Whole Loan.

For each Mortgage Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Total Senior Participation Maturity Date Balance and
b.	As Is Appraisal Value,

as shown on the Final Data File.

For each Whole Loan with the “Stabilized Appraisal Value” as “NAP” on the Final Data File, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Stabilized Maturity Date LTV” as the quotient of the:

a.	Whole Loan Maturity Date Balance and
b.	As Is Appraisal Value,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date LTV and
b.	Whole Loan Stabilized Maturity Date LTV

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV,

respectively, of each related Underlying Property.

20.	For each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item), we recalculated the “Mortgage Loan In-Place NCF Reference Date DSCR” as the quotient of the:
a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service,

as shown on the Final Data File.

Attachment A Page 16 of 22

20. (continued)

For each Whole Loan (except for the Whole Loans related to the Mortgage Loans described in the fourth paragraph of this Item), we recalculated the “Whole Loan In-Place NCF Reference Date DSCR” as the quotient of the:

a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:

a.	Lakeside Village of Oakbrook,
b.	Preston Hollow,
c.	Williamsburg North Apartments,
d.	Bellemeade Apartments,
e.	Crestwood Village East,
f.	Alta Vista,
g.	Oak Chase
h.	Willow Creek,
i.	Elevation Homestead,
j.	Shoreham Apartments and
k.	Oak Ridge Apartments,

the Collateral Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Reference Date DSCR” and “Whole Loan In-Place NCF Reference Date DSCR” characteristics. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Collateral Manager, on behalf of the Issuer, that are described in this Item.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NCF Reference Date DSCR and
b.	Whole Loan In-Place NCF Reference Date DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NCF Reference Date DSCR and
ii.	Whole Loan In-Place NCF Reference Date DSCR,

respectively, of each related Underlying Property.

21.	For each Mortgage Loan, we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR” as the quotient of the:
a.	Appraisal Stabilized NCF and
b.	Total Senior Participation Exit Loan Annual Interest,

as shown on the Final Data File.

Attachment A Page 17 of 22

21. (continued)

For each Whole Loan, we recalculated the “Whole Loan UW NCF Exit Interest DSCR” as the quotient of the:

a.	Appraisal Stabilized NCF and
b.	Whole Loan Exit Loan Annual Interest,

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan UW NCF Exit Interest DSCR and
b.	Whole Loan UW NCF Exit Interest DSCR

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan UW NCF Exit Interest DSCR and
ii.	Whole Loan UW NCF Exit Interest DSCR,

respectively, of each related Underlying Property.

22.	Using the quotient of the:
a.	In-Place NOI and
b.	Total Senior Participation Reference Date Balance

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Mortgage Loan In-Place NOI Reference Date Debt Yield.”

Using the quotient of the:

a.	In-Place NOI and
b.	Whole Loan Reference Date Balance

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan In-Place NOI Reference Date Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
b.	Whole Loan In-Place NOI Reference Date Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan In-Place NOI Reference Date Debt Yield and
ii.	Whole Loan In-Place NOI Reference Date Debt Yield,

respectively, of each related Underlying Property.

23.	Using the quotient of the:
a.	Appraisal Stabilized NOI and
b.	Total Senior Participation Maturity Date Balance

of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Attachment A Page 18 of 22

23. (continued)

Using the quotient of the:

a.	Appraisal Stabilized NOI and
b.	Whole Loan Maturity Date Balance

of each Whole Loan, as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Multiple Property Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the value for the:

a.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
b.	Whole Loan Stabilized Maturity Date NOI Debt Yield

of each Multiple Property Loan as the corresponding value for the:

i.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
ii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,

respectively, of each related Underlying Property.

24.	Using the:
a.	Seasoning and
b.	Original Prepayment Terms,

as shown on the Final Data File, we recalculated the “Remaining Call Protection (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Mortgage Loan Reference Date Balance and
b.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date

of the Mortgage Assets and Underlying Properties, as shown on the Final Data File, and the:

i.	Ramp value assumption of $159,476,568.00 (the “Assumed Ramp”) that was provided by the Collateral Manager, on behalf of the Issuer, and
ii.	Calculation methodologies that were provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraph of this Item,

we recalculated the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Asset and Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 19 of 22

25. (continued)

For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Asset and Underlying Property as the quotient of the:

a.	Sum of the:
i.	Mortgage Loan Reference Date Balance and
ii.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date

for each Mortgage Asset, as shown on the Final Data File, and

b.	Sum of the:
i.	Aggregate “Mortgage Loan Reference Date Balance” for all Mortgage Assets, as shown on the Final Data File,
ii.	Aggregate “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” for all Mortgage Assets, as shown on the Final Data File, and
iii.	Assumed Ramp.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Collateral Manager, on behalf of the Issuer, that are described in this Item.

26.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Collateral Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item,

we recalculated the “Total / Weighted Average” information for the:

i.	Property Count,
ii.	Current Occupancy,
iii.	Appraisal Stabilized Occupancy %,
iv.	Mortgage Loan In-Place NCF Reference Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Reference Date Balance,
ix.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date,
x.	Mortgage Loan Maturity Date Balance,
xi.	Floating Spread,
xii.	Asset Term (Without Extension),
xiii.	Fully Extended Asset Term,
xiv.	Original IO Period without Extension,
xv.	Seasoning,
xvi.	Remaining Asset Term (Without Extension),
xvii.	Remaining Fully Extended Asset Term,
xviii.	Remaining IO Period without Extension,
xix.	Exit Constant,
xx.	Mortgage Loan As Is Reference Date LTV,
xxi.	Mortgage Loan Stabilized Maturity Date LTV,

Attachment A Page 20 of 22

26. (continued)

xxii.	Mortgage Loan In-Place NOI Reference Date Debt Yield,
xxiii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiv.	Whole Loan Original Funded Balance,
xxv.	Whole Loan Floating Spread,
xxvi.	Whole Loan Fully Funded Balance,
xxvii.	Whole Loan Reference Date Balance,
xxviii.	Whole Loan Non-Interest Accruing Amount as of Reference Date,
xxix.	Whole Loan Maturity Date Balance,
xxx.	Whole Loan As Is Reference Date LTV,
xxxi.	Whole Loan Stabilized Maturity Date LTV,
xxxii.	Whole Loan In-Place NCF Reference Date DSCR,
xxxiii.	Whole Loan UW NCF Exit Interest DSCR,
xxxiv.	Whole Loan In-Place NOI Reference Date Debt Yield,
xxxv.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxvi.	Total Senior Participation Original Funded Balance,
xxxvii.	Total Senior Participation Reference Date Balance,
xxxviii.	Total Senior Participation Maturity Date Balance,
xxxix.	Non-Trust Senior Participation Amount(s),
xl.	Non-Trust Junior Participation Amount(s),
xli.	Sub Debt/Mezz/PE Amount and
xlii.	% of Finalization Date Balance (Includes Ramp)

characteristics. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

The Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Assets, as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Reference Date Balance,
e.	Mortgage Loan Non-Interest Accruing Amount as of Reference Date,
f.	Mortgage Loan Maturity Date Balance,
g.	Whole Loan Original Funded Balance,
h.	Whole Loan Fully Funded Balance,
i.	Whole Loan Reference Date Balance,
j.	Whole Loan Non-Interest Accruing Amount as of Reference Date,
k.	Whole Loan Maturity Date Balance,
l.	Total Senior Participation Original Funded Balance,
m.	Total Senior Participation Reference Date Balance,
n.	Total Senior Participation Maturity Date Balance,
o.	Non-Trust Senior Participation Amount(s),
p.	Non-Trust Junior Participation Amount(s),
q.	Sub Debt/Mezz/PE Amount and
r.	% of Finalization Date Balance (Includes Ramp)

characteristics.

Attachment A Page 21 of 22

26. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Current Occupancy,
b.	Appraisal Stabilized Occupancy %,
c.	Floating Spread,
d.	Asset Term (Without Extension),
e.	Fully Extended Asset Term,
f.	Original IO Period without Extension,
g.	Seasoning,
h.	Remaining Asset Term (Without Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period without Extension,
k.	Mortgage Loan As Is Reference Date LTV,
l.	Mortgage Loan In-Place NCF Reference Date DSCR and
m.	Mortgage Loan In-Place NOI Reference Date Debt Yield

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Mortgage Assets, weighted by the “Mortgage Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Exit Constant,

b.	Mortgage Loan Stabilized Maturity Date LTV,

c.	Mortgage Loan UW NCF Exit Interest DSCR and

d.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Reference Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Reference Date LTV,
c.	Whole Loan In-Place NCF Reference Date DSCR and
d.	Whole Loan In-Place NOI Reference Date Debt Yield

characteristics.

Attachment A Page 22 of 22

26. (continued)

The Collateral Manager, on behalf of the Issuer, instructed us to use the weighted average of the values corresponding to the Whole Loans, weighted by the “Whole Loan Maturity Date Balance,” as shown on the Final Data File, for the purpose of recalculating the “Total / Weighted Average” information related to the:

a.	Whole Loan Stabilized Maturity Date LTV,

b.	Whole Loan UW NCF Exit Interest DSCR and

c.	Whole Loan Stabilized Maturity Date NOI Debt Yield

characteristics.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Collateral Manager

• Memphis Portfolio	Mortgage Loan Non-Interest Accruing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Accruing Amount As of Origination, Whole Loan Non-Interest Accruing Amount as of Reference Date and Whole Loan Fully Funded Balance

The “Mortgage Loan Non-Interest Accruing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Accruing Amount As of Origination,” “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using:

a.       $14,000,000 for the Emerald Ridge,

b.       $10,100,000 for the Grahamwood Place,

c.       $9,600,000 for the Pinebrook,

d.       $7,400,000 for the Emerald Square,

e.       $6,900,000 for the Emerald Park and

f.         $5,000,000 for the Emerald Pointe Underlying Properties, respectively.

• Landsouth Portfolio	Mortgage Loan Non-Interest Accruing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Accruing Amount As of Origination, Whole Loan Non-Interest Accruing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Non-Interest Accruing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Accruing Amount As of Origination,” “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As Is Appraisal Value” for each respective Underlying Property that is stated in the applicable Source Document.

Exhibit 1 to Attachment A

Multiple Property Loan	Characteristic	Methodology Provided by the Collateral Manager

• JC Multifamily Portfolio	Mortgage Loan Non-Interest Accruing Amount as of Reference Date, Mortgage Loan Fully Funded Balance, Whole Loan Original Funded Balance, Whole Loan Non-Interest Accruing Amount As of Origination, Whole Loan Non-Interest Accruing Amount as of Reference Date and Whole Loan Fully Funded Balance	The “Mortgage Loan Non-Interest Accruing Amount as of Reference Date,” “Mortgage Loan Fully Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Non-Interest Accruing Amount As of Origination,” “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Whole Loan Fully Funded Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using the Whole Loan Fully Funded Balance allocations for the Underlying Properties that are stated in the applicable Source Document.

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Collateral Manager” columns that have not been previously defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Mortgaged Property, Third Party and Underwriting Information: (see Notes 1 and 16)

Characteristic	Source Document(s)

Property Address (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 2)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type (see Note 3)	Appraisal Report
Property Sub Type (see Note 3)	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated (see Notes 3 and 4)	Appraisal Report
USPAP Appraisal	Appraisal Report
FIRREA Appraisal	Appraisal Report
Appraisal Date	Appraisal Report
As Is Appraisal Value	Appraisal Report
Stabilized Appraisal Value (see Note 5)	Appraisal Report
Eng Report Date	Engineering Report
Env Report Date (see Note 3)	Environmental Report
SF/ Units/ Pads/ Beds/ Rooms	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Net Rentable SF/ Units / Pads / Beds / Rooms	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Current Occupancy (see Notes 3 and 6)	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Current Occupancy Date (as of) (see Notes 3 and 7)	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement
Single-Tenant	Rent Roll, Appraisal Report, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 2 of 14

Mortgaged Property, Third Party and Underwriting Information: (continued)

Characteristic	Source Document(s)

Fourth Most Recent Actual Revenues	Cash Flow Summary
Fourth Most Recent Actual Expenses	Cash Flow Summary
Fourth Most Recent Actual NOI	Cash Flow Summary
Fourth Most Recent Actual NCF	Cash Flow Summary
Third Most Recent Actual Revenues	Cash Flow Summary
Third Most Recent Actual Expenses	Cash Flow Summary
Third Most Recent Actual NOI	Cash Flow Summary
Third Most Recent Actual NCF	Cash Flow Summary
Second Most Recent Actual Revenues	Cash Flow Summary
Second Most Recent Actual Expenses	Cash Flow Summary
Second Most Recent Actual NOI	Cash Flow Summary
Second Most Recent Actual NCF	Cash Flow Summary
In-Place Revenues	Cash Flow Summary
In-Place Expenses	Cash Flow Summary
In-Place NOI	Cash Flow Summary
In-Place Reserves	Cash Flow Summary
In-Place NCF	Cash Flow Summary
Underwritten Stabilized Revenues	Cash Flow Summary
Underwritten Stabilized Expenses	Cash Flow Summary
Underwritten Stabilized NOI	Cash Flow Summary
Underwritten Stabilized Reserves	Cash Flow Summary
Underwritten Stabilized NCF	Cash Flow Summary
Appraisal Stabilized Occupancy % (See Notes 3 and 8)	Appraisal Report
Appraisal Stabilized Revenues	Cash Flow Summary
Appraisal Stabilized Expenses	Cash Flow Summary
Appraisal Stabilized NOI	Cash Flow Summary
Appraisal Stabilized Revenues	Cash Flow Summary
Appraisal Stabilized NCF	Cash Flow Summary

Exhibit 2 to Attachment A Page 3 of 14

Reserve and Escrow Information: (see Note 16)

Characteristic	Source Document(s)

Original Interest Holdback	Funding Advice, Loan Agreement or Loan Modification Agreement
Current Outstanding Interest Holdback	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Tax Reserve	Funding Advice
Upfront Insurance Reserves	Funding Advice
Upfront Renovation Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Other 1 Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve 1 Type	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Other 2 Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve 2 Type	Funding Advice, Loan Agreement or Loan Modification Agreement
Upfront Other 3 Reserves	Funding Advice, Loan Agreement or Loan Modification Agreement
Monthly Tax Reserve	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Monthly Insurance Reserves	Servicer Report, Funding Advice, Loan Agreement or Loan Modification Agreement
Monthly Replacement Reserves	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve 1	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve 2	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve 3	Servicer Report, Loan Agreement or Loan Modification Agreement
Current Tax Reserve Balance	Servicer Report or Funding Advice
Current Insurance Reserve Balance	Servicer Report or Funding Advice

Exhibit 2 to Attachment A Page 4 of 14

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Current Renovation Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement

Current Replacement Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current TI/LC Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Other Reserves Balance	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement
Current Other Reserves Type	Servicer Report, Holdback Listing, Funding Advice, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information: (see Note 16)

Characteristic	Source Document(s)

Borrower (Entity)	Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Loan Modification Agreement
Asset Origination Date	Loan Agreement or Loan Modification Agreement
Whole Loan Non-Interest Accruing Amount As of Origination

For all Whole Loans:

•    Loan Agreement, Loan Modification Agreement or Funding Advice

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Non-Interest Accruing Amount as of Reference Date (see Note 9)

For all Whole Loans:

•    Arbor Participation and Non-Interest Accruing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 5 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Whole Loan Original Funded Balance (see Note 10)

For all Whole Loans:

•    Loan Agreement, Loan Modification Agreement, Funding Advice or Title Policy

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Whole Loan Fully Funded Balance (see Notes 3 and 10)

For all Whole Loans:

•    Loan Agreement, Loan Modification Agreement, Funding Advice or Title Policy

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Non-Interest Accruing Amount as of Reference Date (see Note 9)

For all Mortgage Loans:

•    Arbor Participation and Non-Interest Accruing Amount Schedule

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Fully Funded Balance (see Notes 3 and 10)

For all Mortgage Loans:

•    Loan Agreement, Loan Modification Agreement, Funding Advice, Participation Schedule, Arbor Participation and Non-Interest Accruing Amount Schedule or Title Policy

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Non-Trust Senior Participation Amount(s) (see Note 10)	Participation Schedule or Arbor Participation and Non-Interest Accruing Amount Schedule
Non-Trust Junior Participation Amount(s) (see Note 10)	Participation Schedule or Arbor Participation and Non-Interest Accruing Amount Schedule
First Payment Date (see Note 11)	Loan Agreement, Loan Modification Agreement or Funding Advice
Payment Frequency	Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 11)	Loan Agreement or Loan Modification Agreement
Interest Accrual Period Start	Loan Agreement or Loan Modification Agreement
Interest Accrual Period End	Loan Agreement or Loan Modification Agreement
Original Extension Option Description	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Remaining Extension Options	Loan Agreement or Loan Modification Agreement
Original Maturity Date Prior to Extension (even if in extension period) (see Note 11)	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date (see Note 11)	Loan Agreement or Loan Modification Agreement
Loan Currently In Extension? (Y/N)	Loan Agreement or Loan Modification Agreement
First Extension Fee ($)	Loan Agreement or Loan Modification Agreement
First Extension Fee (%)	Loan Agreement or Loan Modification Agreement
Second Extension Fee ($)	Loan Agreement or Loan Modification Agreement
Second Extension Fee (%)	Loan Agreement or Loan Modification Agreement
Third Extension Fee ($)	Loan Agreement or Loan Modification Agreement
1st Extension Term Amort Type (see Note 3)	Loan Agreement or Loan Modification Agreement
2nd Extension Term Amort Type (see Note 3)	Loan Agreement or Loan Modification Agreement
3rd Extension Term Amort Type	Loan Agreement or Loan Modification Agreement
Extension Spread Increase	Loan Agreement or Loan Modification Agreement
Spread Type	Loan Agreement or Loan Modification Agreement
Whole Loan Floating Spread	Loan Agreement or Loan Modification Agreement
Floating Spread (see Note 10)	Loan Agreement, Loan Modification Agreement or Participation Schedule
Fixed Interest Rate	Loan Agreement or Loan Modification Agreement
Benchmark	Loan Agreement or Loan Modification Agreement
LIBOR Cap (see Note 12)	Interest Rate Cap Agreement
LIBOR Floor	Loan Agreement, Loan Modification Agreement or Participation Schedule
LIBOR Lookback Days	Loan Agreement or Loan Modification Agreement
Interest Accrual Method (see Note 11)	Loan Agreement or Loan Modification Agreement
Grace Period Default (Days)	Loan Agreement or Loan Modification Agreement
Grace Period Late (Days)	Loan Agreement or Loan Modification Agreement
Grace Period Balloon (Days)	Loan Agreement or Loan Modification Agreement
Amort Type	Loan Agreement or Loan Modification Agreement
Original IO Period without Extension	Loan Agreement or Loan Modification Agreement
Exit Fee (see Note 17)	Loan Agreement or Loan Modification Agreement
Original Prepayment Terms (see Notes 13 and 14)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 14

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Lockbox (see Note 15)	Loan Agreement or Loan Modification Agreement
Ground Lease	Ground Lease
Ground Lease Maturity	Ground Lease
Ownership Interest (see Note 3)	Title Policy
Cash Trap	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Sub Debt/Mezz/PE (Y/N)	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement
Sub Debt/Mezz/PE Type	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement
Sub Debt/Mezz/PE Amount (see Note 3)	Loan Agreement, Loan Modification Agreement or Mezzanine Loan Agreement

Notes:

1.	For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics that are expressed as dollar values, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

For the purpose of comparing the “Mortgaged Property, Third Party and Underwriting Information” characteristics listed with cash flow summary as the Source Document for the Underlying Properties securing the Multiple Property Loans, the Collateral Manager, on behalf of the Issuer, instructed us to use “<blank>.”

2.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State

characteristics for each Mortgage Loan and Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

Exhibit 2 to Attachment A Page 8 of 14

Notes: (continued)

3.	For the Mortgage Loans and Underlying Properties, as applicable, listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

1400 Lakeshore	NAP	Property Type	Multifamily

Memphis Portfolio	NAP	1st Extension Term Amort Type	Amortizing
		2nd Extension Term Amort Type	Amortizing
	Emerald Ridge	Year Renovated	Ongoing
	Grahamwood Place	Ownership Interest	Fee Simple
		Year Renovated	Ongoing
	Pinebrook	Ownership Interest	Fee Simple
		Year Renovated	Ongoing
	Emerald Square	Year Renovated	Ongoing
	Emerald Park	Year Renovated	Ongoing
	Emerald Pointe	Year Renovated	Ongoing

JC Multifamily Portfolio	NAP	Sub Debt/Mezz/PE Amount	$13,000,000.00
		Appraisal Stabilized Occupancy %	95.0%
	Ridgewood Apartments - Indiana	Appraisal Stabilized Occupancy %	NAP
	Spring Gate	Appraisal Stabilized Occupancy %	NAP
	Greenglen	Current Occupancy Date (as of)	12/31/2019
		Env Report Date	5/6/2019

Preston Hollow	NAP	Property Type	Multifamily

Crestwood Village East	NAP	Property Sub Type	Garden
		Appraisal Stabilized Occupancy %	94.6%

163-167 Ludlow Street	NAP	Property Type	Multifamily

Alta Vista	NAP	Mortgage Loan Fully Funded Balance	$16,500,000.00
		Whole Loan Fully Funded Balance	$16,500,000.00

Crossings at Sun Meadow	NAP	Appraisal Stabilized Occupancy %	94.0%

Crossings at the Burke Regency	NAP	Appraisal Stabilized Occupancy %	94.0%

Oak Ridge Apartments	NAP	Current Occupancy Date (as of)	8/31/2019
		Current Occupancy	95.0%

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Collateral Manager, on behalf of the Issuer.

Exhibit 2 to Attachment A Page 9 of 14

Notes: (continued)

4.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Use “Ongoing” if either the "Current Renovation Reserves Balance” or “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” for the corresponding Mortgage Asset, as shown on the Preliminary Data File, is greater than $0 and
b.	Use the year renovated (if any), as shown in the appraisal report Source Document, if the “Current Renovation Reserves Balance” or “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” for the corresponding Mortgage Asset, as shown on the Preliminary Data File, is $0 or not applicable.

5.	For the purpose of comparing the “Stabilized Appraisal Value” characteristic for the JC Multifamily Portfolio Mortgage Loan (as defined herein), the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of:
a.	The “As Is Appraisal Value,” as shown on the Preliminary Data File, of each Mortgaged Property that has “NAP” for the “Stabilized Appraisal Value” characteristic on the Preliminary Data File and
b.	The “Stabilized Appraisal Value,” as shown on the Preliminary Data File, for each Mortgaged Property that has a value greater than zero for the “Stabilized Appraisal Value” characteristic on the Preliminary Data File.

6.	For the purpose of comparing the “Current Occupancy” characteristic for any Mortgaged Property with the “Property Type” characteristic as “Multifamily,” as shown on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units,
b.	Exclude model units,
c.	Exclude units associated with commercial tenants, as applicable, and
d.	Include only units associated with multifamily tenants,

as shown on the applicable Source Document(s).

7.	For the purpose of comparing the “Current Occupancy Date (as of)” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use the last day of the month if the date, as shown in the applicable Source Document(s), indicated only the month and year of the “Current Occupancy Date (as of).”

8.	For the purpose of comparing the “Appraisal Stabilized Occupancy %” characteristic for each Mortgaged Property on the Preliminary Data File, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” if the “Stabilized Appraisal Value” characteristic on the Preliminary Data File is “NAP.”

Exhibit 2 to Attachment A Page 10 of 14

Notes: (continued)

9.	The Arbor participation and non-interest accruing amount schedule Source Document is a Microsoft Excel file labeled “ARCREN 2020-1 - Participation and Interest Accruing Schedule 01-31-2020.xlsx” which was provided by the Collateral Manager, on behalf of the Issuer, and which the Collateral Manager, on behalf of the Issuer, indicated contains information relating to the Non-Interest Accruing Amount, if applicable, as of the:
a.	Reference Date for any Mortgage Loan that has a “First Payment Date,” as shown in the applicable Source Document(s), on or prior to 1 February 2020 and
b.	Asset Origination Date for any other Mortgage Loan, as shown in the applicable Source Document.

For the purpose of comparing the “Whole Loan Non-Interest Accruing Amount as of Reference Date” and “Mortgage Loan Non-Interest Accruing Amount as of Reference Date” characteristics for each Mortgage Loan included on the Arbor participation and non-interest accruing amount schedule Source Document, the Collateral Manager, on behalf of the Issuer, instructed us to use the Arbor participation and non-interest accruing amount schedule as the Source Document.

10.	The Collateral Manager, on behalf of the Issuer, indicated that the Whole Loans listed in Table A2 each have one or more Non-Trust Senior Participations or Non-Trust Junior Participations, as applicable, that will not be assets of the Issuer as of the settlement date of the securitization transaction.

For each Whole Loan listed in Table A2, the applicable Source Document provided by the Collateral Manager, on behalf of the Issuer, listed in the “Source Document(s)” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”).

Exhibit 2 to Attachment A Page 11 of 14

Notes: (continued)

10. (continued)

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)	Fully Funded Participation Component Balances	Source Document(s)
1400 Lakeshore	Mortgage Loan Non-Trust Senior Participation(s)	$49,000,000 $43,900,000	Participation Schedule

Memphis Portfolio	Mortgage Loan Non-Trust Senior Participation(s)	$40,000,000 $13,000,000	Participation Schedule

Villages at Bogey Hill	Mortgage Loan Non-Trust Senior Participation(s)	$40,000,000 $23,500,000	Participation Schedule

JC Multifamily Portfolio	Mortgage Loan Non-Trust Senior Participation(s) Non-Trust Junior Participation(s)	$37,500,000 $225,600,000 $2,500,000	Participation Schedule

Lakeside Village of Oakbrook	Mortgage Loan Non-Trust Senior Participation(s)	$28,000,000 $49,000,000	Participation Schedule

Preston Hollow	Mortgage Loan Non-Trust Senior Participation(s)	$20,500,000 $131,000,000	Participation Schedule

Bellemeade Apartments	Mortgage Loan Non-Trust Senior Participation(s)	$19,000,000 $30,000,000	Participation Schedule

Ashlar Townhomes	Mortgage Loan Non-Trust Senior Participation(s)	$15,000,000 $10,300,000	Participation Schedule

Landsouth Portfolio	Mortgage Loan Non-Trust Senior Participation(s) Non-Trust Junior Participation(s)	$13,500,000 $11,887,500 $842,500	Participation Schedule

The Kane at Gray's Landing	Mortgage Loan Non-Trust Senior Participation(s)	$4,800,000 $28,000,000	Participation Schedule

For the purpose of comparing the “Whole Loan Original Funded Balance” characteristic for each Whole Loan, the Collateral Manager, on behalf of the Issuer, instructed to use the difference between:

a.	The total loan amount of the Whole Loan, as shown in the applicable Source Document(s), and
b.	The “Whole Loan Non-Interest Accruing Amount As of Origination,” as shown on the Preliminary Data File, as applicable.

Exhibit 2 to Attachment A Page 12 of 14

Notes: (continued)

10. (continued)

For the purpose of comparing the “Floating Spread” characteristic for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document(s) listed in the “Source Document(s)” column of Table A2 for the participation rate, as described in the applicable Source Document(s), that is associated with the “Mortgage Loan” portion of each Whole Loan listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Mortgage Loan listed in Table A2, the Collateral Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document(s) listed in the “Source Document(s)” column of Table A2 that is associated with the “Non-Trust Senior Participation(s)” portion or “Non-Trust Junior Participation(s)” portion of each Whole Loan, respectively, as applicable, listed in the “Mortgage Loan, Non-Trust Senior Participation(s) and Non-Trust Junior Participation(s)” column of Table A2.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Non-Interest Accruing Amount As of Origination,

as applicable, as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

For the purpose of comparing the “Whole Loan Fully Funded Balance” characteristic for each Mortgage Loan, the Collateral Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Whole Loan Original Funded Balance and
b.	Whole Loan Non-Interest Accruing Amount As of Origination, as applicable,

as shown on the Preliminary Data File.

11.	For the purpose of comparing the “First Payment Date,” “Maturity Date,” “Original Maturity Date Prior to Extension (even if in extension period),” “Fully Extended Maturity Date” and “Interest Accrual Method” characteristics, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any adjustments related to business days, as described in the applicable Source Document(s).

12.	For the purpose of comparing the “LIBOR Cap” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use “NAP” if there is not an interest rate cap agreement Source Document in the related loan file, even if another related Source Document referred to a rate cap.

Exhibit 2 to Attachment A Page 13 of 14

Notes: (continued)

13.	For certain Mortgage Loans, the applicable Source Document(s) indicate that the “Maturity Date” occurs during an interest accrual period. For the purpose of comparing the “Original Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

14.	For the purpose of comparing the “Original Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document(s), will be due as a payment date in the open period.

For the purpose of comparing the “Original Prepayment Terms” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us not to consider any prepayment provisions relating to (i.) funds in a Capex/HD reserve or (ii.) a sale of the property, if the corresponding Source Document(s) described multiple prepayment provisions.

The Collateral Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable prepayment period, as described in the applicable Source Document(s), are prepayment fees and instructed us to include the loan payment dates for which these fees apply, as applicable, for the purpose of comparing the “Original Prepayment Terms” characteristic.

15.	For the purpose of comparing the “Lockbox” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Soft – the applicable Source Document(s) do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In certain cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
b.	Soft, Springing Hard – the applicable Source Document(s) require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the applicable Source Document(s) which would require the borrower to send tenant direction letters on a future date if a trigger event occurs,

c.	Springing – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
d.	Hard – the applicable Source Document(s) currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

Exhibit 2 to Attachment A Page 14 of 14

Notes: (continued)

16.	For the purpose of comparing the Compared Characteristics for the Identified Mortgage Loans, we did not perform any procedures to compare any Compared Characteristics other than the Mortgaged Property, Third Party and Underwriting Information Compared Characteristics for the Identified Mortgage Loans.

17.	Certain Source Document(s) related to certain Mortgage Loans describe the exit fee as (i.) a percentage or (ii.) a dollar amount under certain specified circumstances. For the purpose of comparing the “Exit Fee” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use the percentage if both a percentage and a dollar amount exit fee were described in the corresponding Source Document(s).

For the purpose of comparing the “Exit Fee” characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to ignore any references to any maximum exit fee amounts described in the corresponding Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Collateral Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan Purpose
Loan/Property Flag
Property Count
Mortgage Loan Non-Interest Accruing Amount As of Origination
Mortgage Loan Original Funded Balance
Total Senior Participation Original Funded Balance
Appraisal Anticipated Stabilization Date
Env Report Type
Largest Tenant Name
Largest Tenant SqFt
Largest Tenant Exp Date
2nd Largest Tenant Name
2nd Largest Tenant SqFt
2nd Largest Tenant Exp Date
3rd Largest Tenant Name
3rd Largest Tenant SqFt
3rd Largest Tenant Exp Date
4th Largest Tenant Name
4th Largest Tenant SqFt
4th Largest Tenant Exp Date
5th Largest Tenant Name
5th Largest Tenant SqFt
5th Largest Tenant Exp Date
Fourth Most Recent As Of Date
Third Most Recent As Of Date
Second Most Recent As Of Date
In-Place NCF Date (as of)
Third Extension Fee (%)
Fourth Extension Fee (%)
Fourth Extension Fee ($)
Fifth Extension Fee (%)
Fifth Extension Fee ($)
Extension Spread Increase Description
Libor Rounding Methodology
Time of Rounding (Before Spread, After Spread)
Rounding Direction
4th Extension Term Amort Type
5th Extension Term Amort Type
Tax Reserve Cap

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Insurance Reserve Cap
Replacement Reserve Cap
TI/LC Reserve Cap
Upfront Other Reserve 3 Type
Other Reserve 1 Cap
Other Reserve 2 Cap
Other Reserve 3 Cap
Monthly Other Reserve 1 Type
Monthly Other Reserve 2 Type
Monthly Other Reserve 3 Type
Non-Trust Participation (Y/N)
Exit Constant
Amort Amount
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
No.

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.